Cash and Cash Equivalents - Schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	[1]
Cash and cash equivalents [abstract]
Money market funds	$ 2,541,112	$ 1,394,409		$ 1,678,100
Term accounts	945,001	100,000		350,000
Cash and bank balances	5,176	5,527		20,744
Total cash and cash equivalents	$ 3,491,289	$ 1,499,936	[1]	$ 2,048,844	[1]	$ 800,740

[1]	1)Comparative figures have been aligned to the presentation adopted in the current year.